Basis of Accounting - Narrative (Details) £ in Thousands, $ in Millions		3 Months Ended			6 Months Ended
	Jan. 01, 2018	Jul. 31, 2018 GBP (£)	Jul. 31, 2017 GBP (£)		Jul. 31, 2018 GBP (£)	Jul. 31, 2017 GBP (£)		Jan. 31, 2018 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of changes in accounting estimates [line items]
Revenue		£ 37,958	£ 4,750	[1]	£ 41,832	£ 6,478	[2]
Adjusted
Disclosure of changes in accounting estimates [line items]
Revenue			£ (14,202)			£ (14,202)
Sarepta Revenue Agreement
Disclosure of changes in accounting estimates [line items]
Specified milestone payments									$ 22.0	£ 17,200
Deferred income									$ 40.0	£ 32,800
Revenue					£ 36,700
Research and development costs percentage, third party responsibility	45.00%				45.00%
Sarepta Revenue Agreement | Adjusted
Disclosure of changes in accounting estimates [line items]
Deferred income								£ 13,100
Sarepta Revenue Agreement | Adjusted | Cost share income
Disclosure of changes in accounting estimates [line items]
Deferred income								700
Sarepta Revenue Agreement | Adjusted | Specified Development Milestones
Disclosure of changes in accounting estimates [line items]
Deferred income								£ 12,400

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’